CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2019	Jan. 31, 2020	Jan. 31, 2019
Operating expenses:
Amortization	$ 1,580	$ 78	$ 1,692	$ 262	$ 328	$ 492
Consulting fees	22,526	0	22,526	0	0	30,000
General and administrative	6,251	22,621	21,010	47,792	74,608	56,165
Mineral exploration costs	1,151	6,380	4,250	12,487	41,775	15,432
Professional fees	42,505	10,311	63,469	35,151	70,420	41,784
Rent expense	2,253	0	2,253	0	0	5,099
Regulatory	2,508	750	13,479	5,228	9,095	7,770
Salaries, wages and benefits	7,898	16,797	20,678	49,779	64,665	64,507
Total operating expenses	(86,672)	(56,937)	(149,357)	(150,699)	260,891	221,249
Other items
Foreign exchange gain (loss)	(909)	17	(840)	110	189	4,062
Forgiveness of debt	114,892	0	189,228	0	0	162,723
Interest on notes payable	20,586	16,923	57,446	45,072	60,890	79,598
Net loss	6,725	(73,843)	(18,415)	(195,661)	(321,592)	(134,062)
Unrealized foreign exchange gain (loss)	(9,607)	(17,819)	17,225	(43,195)	(81,229)	27,128
Comprehensive income (loss)	$ (2,882)	$ (91,662)	$ (1,190)	$ (238,856)	$ (402,821)	$ (106,934)
Net income (loss) per share - basic and diluted	$ 0.00	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.00)
Weighted average number of shares outstanding - basic and diluted	41,218,008	37,504,588	41,218,008	37,504,588	37,514,762	37,504,588